Shareholder Report, Holdings (Details) - Class R	Nov. 30, 2024
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.07%
Concept Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.95%
Nex Gen Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.62%
Catalyst Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
The Carlyle Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
Symbiotic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Onto Innovations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Cash Equivalent [Member]
Holdings [Line Items]
Percent of Total Investments	0.48%
Communications [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.56%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.56%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	20.91%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.61%
Materials [Member]
Holdings [Line Items]
Percent of Total Investments	13.57%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	39.34%